Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements
8.  FAIR VALUE MEASUREMENTS

    The following fair value hierarchy table categorizes information regarding our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009 (in millions):

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of December 31, 2010
Auction rate securities	$ --	$ --	$44.5	$44.5
Supplemental executive retirement plan assets	23.0	--	--	23.0
Derivatives, net	--	16.4	--	16.4
Total financial assets	$23.0	$16.4	$44.5	$83.9

As of December 31, 2009
Auction rate securities	$ --	$ --	$60.5	$60.5
Supplemental executive retirement plan assets	18.7	--	--	18.7
Derivatives, net	--	13.2	--	13.2
Total financial assets	$18.7	$13.2	$60.5	$92.4

    Auction Rate Securities

    As of December 31, 2010 and 2009, we held auction rate securities totaling $50.1 million and $66.8 million (par value), respectively.  See "Note 3 - Long-Term Investments" for additional information on our auction rate securities.

    Our auction rate securities were measured at fair value on a recurring basis using significant Level 3 inputs as of December 31, 2010 and 2009. The following table summarizes the fair value measurements of our auction rate securities using significant Level 3 inputs, and changes therein, for each of the years in the three-year period ended December 31, 2010 (in millions):

	2010	2009	2008

Beginning Balance	$60.5	$64.2	$ --
Purchases	--	--	83.0
Sales	(16.7)	(5.5)	(10.7)
Unrealized gains (losses)*	.7	1.8	(8.1)
Transfers in and/or out of Level 3	--	--	--
Ending balance	$44.5	$60.5	$64.2

*	Unrealized gains (losses) are included in other income (expense), net, in our consolidated statement of income.

    Before utilizing Level 3 inputs in our fair value measurements, we considered whether observable inputs were available. As a result of continued auction failures, quoted prices for our auction rate securities did not exist as of December 31, 2010. Accordingly, we concluded that Level 1 inputs were not available. Brokerage statements received from the three broker/dealers that held our auction rate securities included their estimated market value as of December 31, 2010.  All three broker/dealers valued our auction rate securities at par.  Due to the lack of transparency into the methodologies used to determine the estimated market values, we have concluded that estimated market values provided on our brokerage statements do not constitute valid inputs, and we do not utilize them in measuring the fair value of our auction rate securities.

    We used an income approach valuation model to estimate the price that would be received in exchange for our auction rate securities in an orderly transaction between market participants ("exit price") as of December 31, 2010.   The exit price was derived as the weighted-average present value of expected cash flows over various periods of illiquidity, using a risk-adjusted discount rate based on the credit risk and liquidity risk of our auction rate securities.

    While our valuation model was based on both Level 2 (credit quality and interest rates) and Level 3 inputs, we determined that Level 3 inputs were significant to the overall fair value measurement of our auction rate securities, particularly the estimates of risk-adjusted discount rates and ranges of expected periods of illiquidity. We have the ability to maintain our investment in these securities until they are redeemed, repurchased or sold in a market that facilitates orderly transactions.

    Supplemental Executive Retirement Plans

    Our Ensco supplemental executive retirement plans (the "SERP") are non-qualified plans that provide for eligible employees to defer a portion of their compensation for use after retirement. Assets held in the SERP were marketable securities measured at fair value on a recurring basis using Level 1 inputs and were included in other assets, net, on our consolidated balance sheets as of December 31, 2010 and 2009.  The fair value measurement of assets held in the SERP was based on quoted market prices.

    Derivatives

    Our derivatives were measured at fair value on a recurring basis using Level 2 inputs as of December 31, 2010 and 2009.  See "Note 5 - Derivative Instruments" for additional information on our derivatives, including a description of our foreign currency hedging activities and related methodologies used to manage foreign currency exchange rate risk. The fair value measurement of our derivatives was based on market prices that are generally observable for similar assets or liabilities at commonly quoted intervals.

    Other Financial Instruments

    The carrying values and estimated fair values of our debt instruments as of December 31, 2010 and 2009 were as follows (in millions):

	December 31,		December 31,
	2010		2009
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

7.20% Debentures	$148.9	$165.0	$148.9	$155.9
6.36% Bonds, including current maturities	63.4	71.9	76.0	85.8
4.65% Bonds, including current maturities	45.0	50.6	49.5	53.8

    The estimated fair value of our 7.20% Debentures was determined using quoted market prices. The estimated fair values of our 6.36% Bonds and 4.65% Bonds were determined using an income approach valuation model. The estimated fair value of our cash and cash equivalents, receivables, trade payables and other liabilities approximated their carrying values as of December 31, 2010 and 2009.

    ENSCO I Impairment

    In June 2010, we recorded a $12.2 million loss from the impairment of ENSCO I, the only barge rig in our fleet.  The impairment resulted from the adjustment of the rig's carrying value to its estimated fair value based on a change in our expectation that it is more-likely-than-not that the rig will be disposed of significantly before the end of its estimated useful life.

    We utilized an income approach valuation model to estimate the price that would be received in exchange for the rig in an orderly transaction between market participants as of June 30, 2010. The resulting exit price was derived as the present value of expected cash flows from the use and eventual disposition of the rig, using a risk-adjusted discount rate.  Level 3 inputs were significant to the overall fair value measurement of ENSCO I, due to the limited availability of observable market data for similar assets.